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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



          Report for the Quarter Ended 03/31/2002

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Venture Securities Corporation
--------------------------------------------------------------------------------
Name of Institutional Investment Manager



P.O. Box 950-C 516 N. Bethlehem Pike	Spring House	PA		19477
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-05861

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Franklin A. Burke			Investment Manager		215 643-9100
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)



                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)


                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[  ]      13F NOTICE.

[  ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      None

Form 13F Information Table Entry Total: 204

Form 13F Information Table Value Total: $176,566
                                         (thousands)


List of Other Included Managers:	None

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-05861      Venture Securities Corp6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                                    FORM 13F

                                INFORMATION TABLE


                                                                         PAGE  1


----------------------------------------------------------------------------------------------------------------------------------
ITEM 1                           ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                              FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                                 TITLE                      MARKET   SHARES OF                  SHARED
NAME OF ISSUER                    OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                                 CLASS          NUMBER      (x$1000)    AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
----------------------------------------------------------------------------------------------------------------------------------
A D C TELECOMM INC            COM    000886101       374     181,783      sole                none
ACM GOVT INCOME FUND INC      FUND   000912105       635      72,340      sole                none
AGL RESOURCES INC.            COM    001204106       569      24,100      sole                none
AK STEEL HOLDINGS CORP        COM    001547108       562     173,030      sole                none
AM COMMUNICATIONS             COM    001674100         4      20,702      sole                none
AOL TIME WARNER               COM    00184A105       655      60,296      sole                none
AT&T WIRELESS GROUP           COM    001957406       964     145,998      sole                none
AT&T (NEW)                    COM    001957505       310      19,107      sole                none
ABRAXAS PETE CORP             COM    003830106       710   1,044,086      sole                none
ABRAXAS PETE CORP             COM    003830106       846   1,244,204      sole                sole
ABRAXAS PETROLEUM SERIES AI   CONV   003830AE6        87     187,000      sole                none
ABRAXAS PETROLEUM SERIES AI   CONV   003830AE6     1,061   2,281,000      sole                sole
ACCLAIM ENTERTAINMENT         COM    004325205        45     115,945      sole                none
ADAPTEC INC                   COM    00651F108        93      15,340      sole                none
AGERE SYSTEMS INC CL B        COM    00845V209       240     159,879      sole                none
AGILENT TECH INC              COM    00846U101       328      24,964      sole                none
AIR BROOK ARPT EXPRESS INC    COM    009075102         1      37,336      sole                none
ALBERTSONS INC                COM    013104104       356      18,884      sole                none
ALLSTATE CORP                 COM    020002101       546      16,458      sole                none
ALTRIA GROUP                  COM    02209S103     2,177      72,653      sole                none
AMER ELECTRIC & PWR           COM    025537101       667      29,174      sole                none
AMERICAN EXPRESS CO           COM    025816109     2,038      61,330      sole                none
AMERICAN TOWER CORP CL A      COM    029912201       168      30,470      sole                none
APEX MORTGAGE CAPITAL REIT    COM    037564101       183      30,500      sole                none
ARMSTRONG HOLDINGS INC        COM    042384107       279     481,350      sole                none
ATCHISON CASTING CORP         COM    046613105         4      15,000      sole                none
ATMEL CORP                    COM    049513104        44      27,670      sole                none
BP PLC SPONS ADR              COM    055622104     2,026      52,509      sole                none
BMC SOFTWARE INC              COM    055921100       346      22,935      sole                none
BAXTER INTERNATIONAL          COM    071813109     1,092      58,608      sole                none
BELLSOUTH CORP                COM    079860102       272      12,555      sole                none
BERKSHIRE HATHAWAY INC        COM    084670207       218         102      sole                none
BIO TECHNOLOGY GEN CORP       COM    090578105        30      10,930      sole                none
US TREASURY NOTE SER C        CONV   0912827Y5       202     175,000      sole                none
BLACK & DECKER CORP           COM    091797100       638      18,310      sole                none
BOEING COMPANY                COM    097023105     1,416      56,504      sole                none
BRISTOL-MYERS SQUIBB          COM    110122108     3,734     176,723      sole                none
CMGI INC                      COM    125750109        14      17,450      sole                none
CMS ENERGY CORP               COM    125896100       536     121,472      sole                none
CVS CORP                      COM    126650100       348      14,607      sole                none
CARDINAL HEALTH INC           COM    14149Y108       425       7,464      sole                none
CATERPILLAR INC               COM    149123101     1,325      26,934      sole                none
CENDANT CORP                  COM    151313103       185      14,600      sole                none
CENTERPOINT ENERGY INC        COM    15189T107     2,235     317,026      sole                none
CHARMING SHOPPES INC          COM    161133103       122      34,756      sole                none
CHEVRON TEXACO CORP           COM    166764100       815      12,603      sole                none
CISCO SYSTEMS INC             COM    17275R102       207      15,941      sole                none
CITIGROUP INC                 COM    172967101     5,710     165,743      sole                none
COCA COLA                     COM    191216100       241       5,965      sole                none
COLGATE PALMOLIVE CO          COM    194162103       353       6,490      sole                none
COLLINS INDUSTRIES            COM    194858106     1,165     322,711      sole                none
COLLINS INDUSTRIES            COM    194858106     1,097     303,975      sole                sole
COMCAST CORP CLASS A          COM    20030N101       910      31,824      sole                none
CORNING INC                   COM    219350105     3,253     557,008      sole                none
CUMMINS INC.                  COM    231021106       544      22,125      sole                none
CYPRESS SEMICONDUCTOR         COM    232806109       222      32,175      sole                none
DEERE & CO                    COM    244199105       265       6,740      sole                none
DEL MONTE                     COM    24522P103        76      10,224      sole                none
DELL COMPUTER CORP            COM    247025109       539      19,750      sole                none
DELPHI CORP                   COM    247126105       140      20,429      sole                none
DIEBOLD INC                   COM    253651103       268       7,902      sole                none
DISNEY WALT                   COM    254687106     1,334      78,399      sole                none
DOMINION RES INC VA           COM    257470104       645      11,643      sole                none
DOW CHEMICAL CO               COM    260543103       683      24,746      sole                none
DUPONT E.I. DE NEMOURS        COM    263534109       451      11,594      sole                none
DUKE ENERGY CORP              COM    264399106       347      23,849      sole                none
DURA AUTOMOTIVE SYS INC       COM    265903104       143      25,585      sole                none
DURA AUTO SYS 7.50%           PREF   26632M201       354      23,755      sole                none
EMC CORP MASS                 COM    268648102       402      55,649      sole                none
E TRADE GROUP                 COM    269246104       267      63,310      sole                none
E*TRADE GRP INC CPN 6.000%    CONV   269246AB0       767     976,000      sole                none
EASTMAN KODAK                 COM    277461109     1,079      36,454      sole                none
EGAIN COMMUNICATIONS CORP     COM    28225C103        55     237,900      sole                none
ELAN PLC ADR                  COM    284131208       103      37,014      sole                none
ENCOMPASS SERVICE CORP        COM    29255U104         1     414,375      sole                none
EVERGREEN EQ LRG GWTH A       FUND   30023C848       200      42,577      sole                none
EXELON CORP                   COM    30161N101       585      11,600      sole                none
EXIDE TECHNOLOGIES            COM    302051107        93     300,000      sole                none
EXXON MOBIL CORP              COM    30231G102     5,746     164,398      sole                none
FPL GROUP INC                 COM    302571104       766      13,000      sole                none
FANNIE MAE                    COM    313586109     1,219      18,655      sole                none
FEDERAL SIGNAL CORP           COM    313855108       873      61,480      sole                none
FORD MOTOR CO                 COM    345370860     1,105     146,902      sole                none
FORD CAP TR II 6.50% 1/15/07  PREF   345395206       736      20,888      sole                none
GENERAL CABLE CORP            COM    369300108        58      15,680      sole                none
GENERAL ELECTRIC CO           COM    369604103     6,985     273,940      sole                none
GENERAL MOTORS CORP           COM    370442105     1,496      44,485      sole                none
GEORGIA-PACIFIC CORP          COM    373298108       202      14,500      sole                none
GLAXOSMITHKLINE PLC           COM    37733W105     1,001      28,440      sole                none
GOAMERICA INC                 COM    38020R106         2      10,000      sole                none
GOODYEAR TIRE & RUBBER        COM    382550101       698     134,973      sole                none
HRPT PPTYS TR SBI             COM    40426W101     1,609     189,040      sole                none
HANSON TR PLC SPONS           COM    411352404       244       9,956      sole                none
HARTMARX CORP                 COM    417119104       586     284,259      sole                none
HEINZ H J CO                  COM    423074103       943      32,305      sole                none
HEWLETT PACKARD CO            COM    428236103     1,749     112,485      sole                none
HIGHWOOD PROPERTIES INC       COM    431284108     1,112      54,395      sole                none
HOME DEPOT INC                COM    437076102       243       9,991      sole                none
HONEYWELL INT'L               COM    438516106     1,571      73,561      sole                none
ICN PHARMACEUTICALS NEW INC   COM    448924100       293      32,887      sole                none
INNOVEX INC                   COM    457647105        82      12,625      sole                none
INTEL CORP                    COM    458140100     2,726     167,451      sole                none
INTL ABSORBENTS INC           COM    45885E203       181      71,050      sole                none
IBM                           COM    459200101    10,252     130,710      sole                none
JDS UNIPHASE CORP             COM    46612J101       364     127,801      sole                none
JP MORGAN & CHASE CO.         COM    46625H100       973      41,051      sole                none
JOHNSON & JOHNSON             COM    478160104     1,672      28,894      sole                none
K MART CORP                   COM    482584109         4      33,635      sole                none
KEANE INC                     COM    486665102       156      19,130      sole                none
KELLOGG CO                    COM    487836108       440      14,368      sole                none
KEYCORP NEW                   COM    493267108       449      19,920      sole                none
KIMBERLY CLARK CORP           COM    494368103       585      12,864      sole                none
KMART FIN I TR 7.75%          PREF   498778208        96     282,912      sole                none
KOALA CORP                    COM    499866101        18      81,000      sole                none
KORN FERRY INTL               COM    500643200       298      45,495      sole                none
LEHMAN BROS HLDGS             COM    524908100       313       5,420      sole                none
LUBRIZOL CORP                 COM    549271104       861      28,700      sole                none
LUCENT TECHNOLOGIES           COM    549463107     4,030   2,741,194      sole                none
LUCENT TECH INC 7.250%        CONV   549463AB3       300     341,000      sole                none
MFS MULTIMARKET               FUND   552737108       557      90,950      sole                none
MARATHON OIL CORP             COM    565849106       209       8,706      sole                none
MATTEL INC                    COM    577081102       393      17,483      sole                none
MEADWESTVACO CORP             COM    583334107       313      13,725      sole                none
MERCK & CO                    COM    589331107     3,892      71,046      sole                none
MICROSOFT CORP                COM    594918104     1,695      70,018      sole                none
MIRANT CORP                   COM    604675108       103      64,339      sole                none
MORGAN STANLEY                COM    617446448       800      20,855      sole                none
MOTOROLA INC                  COM    620076109       881     106,599      sole                none
NEW PLAN EXCEL RLTY TR        COM    648053106       252      12,840      sole                none
NEWELL RUBBERMAID INC         COM    651229106       621      21,894      sole                none
NORTEL NETWORKS CORP          COM    656569102        46      22,325      sole                none
NOVELL INC                    COM    670006105        34      15,615      sole                none
OAKWOOD HOMES CORP            COM    674098207         5      22,675      sole                none
OCCIDENTAL PETROLEUM          COM    674599105     1,202      40,111      sole                none
OWENS CORNING                 COM    69073F103         7     127,906      sole                none
PNC FINANCIAL SERV GRP        COM    693475105     1,334      31,482      sole                none
PP&L RESOURCES INC            COM    693499105     1,659      46,601      sole                none
PPG INDUSTRIES                COM    693506107       231       5,130      sole                none
PARKER DRILLING CO            COM    701081101        51      21,325      sole                none
PENN-AMER GROUP INC           COM    707247102       178      17,530      sole                none
PEPCO                         COM    713291102       371      21,324      sole                none
PEPSICO INC                   COM    713448108       981      24,523      sole                none
PFIZER INC                    COM    717081103     3,554     114,043      sole                none
PHILADELPHIA SUBURBAN         COM    718009608       269      12,268      sole                none
PLUM CREEK TIMBER CO INC      COM    729251108       578      26,763      sole                none
PRAXAIR INC                   COM    74005P104       564      10,005      sole                none
PROCTER & GAMBLE              COM    742718109     1,367      15,347      sole                none
PUB SRV ENTERPRISE            COM    744573106       376      10,261      sole                none
RAYTHEON COMPANY              COM    755111507       287      10,128      sole                none
RELIANT RESOURCES INC         COM    75952B105       850     238,858      sole                none
RIGHT MANAGEMENT              COM    766573109       369      28,414      sole                none
ROTONICS MFG INC              COM    778903104        94      72,300      sole                none
SBC COMMUNICATIONS            COM    78387G103       513      25,582      sole                none
SAFEWAY INC NEW               COM    786514208     5,654     298,702      sole                none
ST PAUL CO INC                COM    792860108       276       8,675      sole                none
SAN JUAN BASIN RTY TR         COM    798241105       196      13,300      sole                none
SCHERING PLOUGH CORP          COM    806605101     1,405      78,790      sole                none
SCHLUMBERGER LTD              COM    806857108     1,016      26,724      sole                none
SEARS ROEBUCK & CO            COM    812387108       463      19,189      sole                none
SEITEL INC NEW                COM    816074306        32     158,120      sole                none
SEMPRA ENERGY                 COM    816851109       488      19,551      sole                none
SENIOR HOUSING PROP TR        COM    81721M109       124      10,724      sole                none
SHERWIN WILLIAMS CO           COM    824348106       231       8,723      sole                none
SILICON GRAPHICS SR NOTES     CONV   827056AC6       582     778,000      sole                none
SMURFIT-STONE CONTAINER       COM    832727101       231      17,342      sole                none
SOURCE INTERLINK COS INC      COM    836151209       252      50,220      sole                none
SOVEREIGN BANCORP INC         COM    845905108       440      31,760      sole                none
SPRINT CORP                   COM    852061100       564      47,969      sole                none
SPRINT CORP PCS GROUP         COM    852061506     1,275     292,478      sole                none
STANDARD MANAGEMENT           COM    853612109       102      30,707      sole                none
SUBURBAN COMM BANK            COM    864379102       535      72,295      sole                none
SUN MICROSYSTEMS INC          COM    866810104        61      18,725      sole                none
TECO ENERGY INC               COM    872375100       278      26,150      sole                none
TARGET CORP                   COM    87612E106       354      12,110      sole                none
TEXAS GENCO HOLDINGS          COM    882443104       266      15,281      sole                none
TEXTRON INC                   COM    883203101       947      34,500      sole                none
3M CO                         COM    88579Y101       767       5,899      sole                none
TYCO INTL LTD NEW             COM    902124106       345      26,791      sole                none
UNISYS CORP                   COM    909214108       245      26,425      sole                none
US INDS INC NEW               COM    912080108        78      19,775      sole                none
UNITED TECHNOLOGIES           COM    913017109       220       3,800      sole                none
VAN KAMPEN PA TAX FREE INC A  FUND   920902103       368      21,202      sole                none
VAN KAMPEN PA QUALITY MUN TR  FUND   920924107       225      13,600      sole                none
VAN KAMPEN MUNI COM STK       FUND   920929106       243      15,400      sole                none
VAN KAMPEN BOND FD            FUND   920955101       425      22,820      sole                none
VAN KAMPEN SR INCOME          FUND   920961109       353      48,425      sole                none
VERIZON COMMUNICATIONS COM    COM    92343V104     6,189     175,065      sole                none
VIACOM INC CL B COMMON        COM    925524308     1,685      46,149      sole                none
VISTEON CORP                  COM    92839U107       267      45,002      sole                none
WACHOVIA CORP                 COM    929903102     7,171     210,481      sole                none
WAL MART STORES INC           COM    931142103       727      13,971      sole                none
WESTERN DIGITAL CORP          COM    958102105     6,027     665,214      sole                none
WEYERHAEUSER CO               COM    962166104       941      19,674      sole                none
WILLIAMS COS                  COM    969457100     1,267     276,562      sole                none
WORLDCOM INC GA NEW           COM    98157d106         8      61,642      sole                none
WORLDCOM INC-MCI GRP          COM    98157D304         3      24,516      sole                none
WYETH                         COM    983024100     1,565      41,381      sole                none
XEROX CORP                    COM    984121103       403      46,372      sole                none
ZIMMER HOLDINGS INC           COM    98956P102       257       5,289      sole                none
FOSTER WHEELER LTD            COM    G36535105       273     210,175      sole                none
GLOBAL SANTA FE CORP          COM    G3930E101       230      11,123      sole                none
LORAL SPACE & COMMUNICATIONS  COM    G56462107        10      29,840      sole                none
FLEXTRONICS INTL              COM    Y2573F102       356      40,835      sole                none
OMI CORP NEW                  COM    Y6476W104        53      11,300      sole                none

